CONSOLIDATED BUSINESS SEGMENTS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Sales to external customers	260.50
Inter-segment sales	0
Depreciation and amortization	12.9
Restructuring (note 24)	0
Impairment and other closure costs (note 7)	8.2		661.8	294.5
Operating earnings (loss)	(5.7)
Total assets	978.8	1,040.1
Additions to property, plant and equipment	10.4
Corporate Adjustments [Member]
Sales to external customers	0
Inter-segment sales	(7.1)
Operating earnings (loss)	0
Total assets	0.2
Additions to property, plant and equipment	0
Specialty Printing Papers [Member]
Sales to external customers	171.80
Inter-segment sales	0
Depreciation and amortization	11.2
Operating earnings (loss)	1.2
Total assets	710.5
Additions to property, plant and equipment	6.5
Newsprint [Member]
Sales to external customers	44.00
Inter-segment sales	0
Depreciation and amortization	1.4
Operating earnings (loss)	2.4
Total assets	182.6
Additions to property, plant and equipment	1.8
Pulp [Member]
Sales to external customers	44.70
Inter-segment sales	7.1
Depreciation and amortization	0.3
Operating earnings (loss)	(9.3)
Total assets	85.5
Additions to property, plant and equipment	2.1
Predecessor [Member]
Sales to external customers		797.70	1,079.70	1,051.40	1,077.70	1,696.90
Inter-segment sales		0	0	0
Depreciation and amortization		23.4	112.4	119.3	137.3	159.8
Restructuring (note 24)		5.3	5.9	25.3	17.9	30.1
Impairment and other closure costs (note 7)		3.3	823.6	294.5	17.4	151.0
Operating earnings (loss)		24.8	(704.5)	(351.6)	(29.7)	(147.4)
Total assets		1,040.1	737.6	1,696.2	2,090.8	2,390.3
Additions to property, plant and equipment		12.2	19.7	11.2
Predecessor [Member] | Corporate Adjustments [Member]
Sales to external customers		0	0	0
Inter-segment sales		(22.5)	(39.3)	(23.4)
Depreciation and amortization		0	0	0
Restructuring (note 24)		0	0	0
Impairment and other closure costs (note 7)			0	0
Operating earnings (loss)		0		0
Total assets		0.2	13.3	14.5
Additions to property, plant and equipment		0	0	0
Predecessor [Member] | Specialty Printing Papers [Member]
Sales to external customers		503.80	690.40	674.00
Inter-segment sales		0	0	0
Depreciation and amortization		18.9	81.3	78.8
Restructuring (note 24)		2.9	4.0	8.2
Impairment and other closure costs (note 7)			507.2	104.4
Operating earnings (loss)		19.3	(565.1)	(149.7)
Total assets		761.1	432.0	1,046.0
Additions to property, plant and equipment		9.2	9.2	9.1
Predecessor [Member] | Newsprint [Member]
Sales to external customers		134.10	141.30	152.40
Inter-segment sales		0	0	0
Depreciation and amortization		2.7	9.1	16.6
Restructuring (note 24)		0.8	0.8	16.1
Impairment and other closure costs (note 7)			71.1	190.1
Operating earnings (loss)		11.7	(69.2)	(224.3)
Total assets		193.4	216.5	450.6
Additions to property, plant and equipment		1.2	6.1	1.8
Predecessor [Member] | Pulp [Member]
Sales to external customers		159.80	248.00	225.00
Inter-segment sales		22.5	39.3	23.4
Depreciation and amortization		1.8	15.1	14.3
Restructuring (note 24)		1.6	1.1	1.0
Impairment and other closure costs (note 7)			83.5	0
Operating earnings (loss)		(6.2)	(70.2)	22.4
Total assets		85.4	75.8	185.1
Additions to property, plant and equipment		1.8	4.4	0.3